BETTER 10K - LEASES	9 Months Ended
Sep. 30, 2023
Leases [Abstract]
LEASES
7. LEASES
The below table presents the lease related assets and liabilities recorded on the accompanying balance sheet:

		As of December 31,
(Amounts in thousands)	Balance Sheet Caption	2022	2021
Assets:
Operating lease right-of-use assets	Right-of-use asset	$41,979	$56,970
Finance lease right-of-use assets	Property and equipment, net	2,162	2,683
Total leased assets		$44,141	$59,653
Liabilities:
Operating lease liabilities	Lease liabilities	$60,049	$73,657
Finance lease liabilities	Other liabilities	1,062	2,184
Total lease liabilities		$61,111	$75,841
The components of operating lease costs were as follows:

	Year Ended December 31,
(Amounts in thousands)	2022	2021
Operating lease cost	$18,245	$16,539
Short-term lease cost	544	406
Variable lease cost	2,713	3,209
Total operating lease cost	$21,502	$20,154
Operating lease costs are reported in the following line items within the consolidated statements of operations and comprehensive loss:

	Year Ended December 31,
(Amounts in thousands)	2022	2021
Mortgage platform expenses	$14,450	$13,363
General and administrative expenses	1,900	2,485
Marketing and advertising expenses	253	159
Technology and product development expenses	2,711	2,053
Other platform expenses	2,188	2,094
Total operating lease costs	$21,502	$20,154
The components of finance lease costs were as follows:

	Year Ended Year Ended December 31, 2022
(Amounts in thousands)	Depreciation and Amortization	Interest Expense	Total
Total finance lease cost	$520	$273	$793
The components of finance lease costs were as follows:

	Year Ended Year Ended December 31, 2021
(Amounts in thousands)	Depreciation and Amortization	Interest Expense	Total
Total finance lease cost	$520	$439	$959
Supplemental cash flow and non-cash information related to leases were as follows:

	Year Ended December 31,
(Amounts in thousands)	2022	2021
Cash paid for amounts included in measurement of operating lease liabilities	$18,836	$15,177
Right-of-use assets obtained in exchange for lease liabilities:
Upon adoption of ASC 842	$—	$65,889
New leases entered into during the year	$4,520	$15,834
Supplemental balance sheet information related to leases was as follows:

	Year Ended December 31,
(Amounts in thousands)	2022	2021
Operating leases
Weighted average remaining lease term (in years)	6.6	6.1
Weighted average discount rate	5.4%	5.1%
Finance leases
Weighted average remaining lease term (in years)	0.3	1.3
Weighted average discount rate	16.2%	16.2%
As of December 31, 2022, the maturity analysis of finance and operating lease liabilities are as follows:

(Amounts in thousands)	Finance Leases	Operating Leases	Total
2023	$1,101	$16,772	$17,872
2024	—	13,979	13,979
2025	—	11,680	11,680
2026	—	9,073	9,073
2027	—	5,460	5,460
2028 and beyond	—	12,156	12,156
Total lease payments	1,101	69,119	70,220
Less amount representing interest	(39)	(9,070)	(9,109)
Total lease liabilities	$1,062	$60,049	$61,111
Sales-type Leases—The following table presents the revenue, expenses, and gross margin recognized at the commencement date of sales-type leases for the periods indicated:

	Year Ended December 31,
(Amounts in thousands)	2022	2021
Cash offer program revenue	$216,408	$30,557
Cash offer program expenses	217,609	30,720
Gross Margin	$(1,201)	$(163)
The future maturity of the Company’s customer lease payments of $0.9 million and $11.1 million occurs within the next 180 days as of December 31, 2022 and 2021.

LEASES
7. LEASES
The below table presents the lease related assets and liabilities recorded on the accompanying balance sheet:

		As of December 31,
(Amounts in thousands)	Balance Sheet Caption	2022	2021
Assets:
Operating lease right-of-use assets	Right-of-use asset	$41,979	$56,970
Finance lease right-of-use assets	Property and equipment, net	2,162	2,683
Total leased assets		$44,141	$59,653
Liabilities:
Operating lease liabilities	Lease liabilities	$60,049	$73,657
Finance lease liabilities	Other liabilities	1,062	2,184
Total lease liabilities		$61,111	$75,841
The components of operating lease costs were as follows:

	Year Ended December 31,
(Amounts in thousands)	2022	2021
Operating lease cost	$18,245	$16,539
Short-term lease cost	544	406
Variable lease cost	2,713	3,209
Total operating lease cost	$21,502	$20,154
Operating lease costs are reported in the following line items within the consolidated statements of operations and comprehensive loss:

	Year Ended December 31,
(Amounts in thousands)	2022	2021
Mortgage platform expenses	$14,450	$13,363
General and administrative expenses	1,900	2,485
Marketing and advertising expenses	253	159
Technology and product development expenses	2,711	2,053
Other platform expenses	2,188	2,094
Total operating lease costs	$21,502	$20,154
The components of finance lease costs were as follows:

	Year Ended Year Ended December 31, 2022
(Amounts in thousands)	Depreciation and Amortization	Interest Expense	Total
Total finance lease cost	$520	$273	$793
The components of finance lease costs were as follows:

	Year Ended Year Ended December 31, 2021
(Amounts in thousands)	Depreciation and Amortization	Interest Expense	Total
Total finance lease cost	$520	$439	$959
Supplemental cash flow and non-cash information related to leases were as follows:

	Year Ended December 31,
(Amounts in thousands)	2022	2021
Cash paid for amounts included in measurement of operating lease liabilities	$18,836	$15,177
Right-of-use assets obtained in exchange for lease liabilities:
Upon adoption of ASC 842	$—	$65,889
New leases entered into during the year	$4,520	$15,834
Supplemental balance sheet information related to leases was as follows:

	Year Ended December 31,
(Amounts in thousands)	2022	2021
Operating leases
Weighted average remaining lease term (in years)	6.6	6.1
Weighted average discount rate	5.4%	5.1%
Finance leases
Weighted average remaining lease term (in years)	0.3	1.3
Weighted average discount rate	16.2%	16.2%
As of December 31, 2022, the maturity analysis of finance and operating lease liabilities are as follows:

(Amounts in thousands)	Finance Leases	Operating Leases	Total
2023	$1,101	$16,772	$17,872
2024	—	13,979	13,979
2025	—	11,680	11,680
2026	—	9,073	9,073
2027	—	5,460	5,460
2028 and beyond	—	12,156	12,156
Total lease payments	1,101	69,119	70,220
Less amount representing interest	(39)	(9,070)	(9,109)
Total lease liabilities	$1,062	$60,049	$61,111
Sales-type Leases—The following table presents the revenue, expenses, and gross margin recognized at the commencement date of sales-type leases for the periods indicated:

	Year Ended December 31,
(Amounts in thousands)	2022	2021
Cash offer program revenue	$216,408	$30,557
Cash offer program expenses	217,609	30,720
Gross Margin	$(1,201)	$(163)
The future maturity of the Company’s customer lease payments of $0.9 million and $11.1 million occurs within the next 180 days as of December 31, 2022 and 2021.

LEASES
7. LEASES
The below table presents the lease related assets and liabilities recorded on the accompanying balance sheet:

		As of December 31,
(Amounts in thousands)	Balance Sheet Caption	2022	2021
Assets:
Operating lease right-of-use assets	Right-of-use asset	$41,979	$56,970
Finance lease right-of-use assets	Property and equipment, net	2,162	2,683
Total leased assets		$44,141	$59,653
Liabilities:
Operating lease liabilities	Lease liabilities	$60,049	$73,657
Finance lease liabilities	Other liabilities	1,062	2,184
Total lease liabilities		$61,111	$75,841
The components of operating lease costs were as follows:

	Year Ended December 31,
(Amounts in thousands)	2022	2021
Operating lease cost	$18,245	$16,539
Short-term lease cost	544	406
Variable lease cost	2,713	3,209
Total operating lease cost	$21,502	$20,154
Operating lease costs are reported in the following line items within the consolidated statements of operations and comprehensive loss:

	Year Ended December 31,
(Amounts in thousands)	2022	2021
Mortgage platform expenses	$14,450	$13,363
General and administrative expenses	1,900	2,485
Marketing and advertising expenses	253	159
Technology and product development expenses	2,711	2,053
Other platform expenses	2,188	2,094
Total operating lease costs	$21,502	$20,154
The components of finance lease costs were as follows:

	Year Ended Year Ended December 31, 2022
(Amounts in thousands)	Depreciation and Amortization	Interest Expense	Total
Total finance lease cost	$520	$273	$793
The components of finance lease costs were as follows:

	Year Ended Year Ended December 31, 2021
(Amounts in thousands)	Depreciation and Amortization	Interest Expense	Total
Total finance lease cost	$520	$439	$959
Supplemental cash flow and non-cash information related to leases were as follows:

	Year Ended December 31,
(Amounts in thousands)	2022	2021
Cash paid for amounts included in measurement of operating lease liabilities	$18,836	$15,177
Right-of-use assets obtained in exchange for lease liabilities:
Upon adoption of ASC 842	$—	$65,889
New leases entered into during the year	$4,520	$15,834
Supplemental balance sheet information related to leases was as follows:

	Year Ended December 31,
(Amounts in thousands)	2022	2021
Operating leases
Weighted average remaining lease term (in years)	6.6	6.1
Weighted average discount rate	5.4%	5.1%
Finance leases
Weighted average remaining lease term (in years)	0.3	1.3
Weighted average discount rate	16.2%	16.2%
As of December 31, 2022, the maturity analysis of finance and operating lease liabilities are as follows:

(Amounts in thousands)	Finance Leases	Operating Leases	Total
2023	$1,101	$16,772	$17,872
2024	—	13,979	13,979
2025	—	11,680	11,680
2026	—	9,073	9,073
2027	—	5,460	5,460
2028 and beyond	—	12,156	12,156
Total lease payments	1,101	69,119	70,220
Less amount representing interest	(39)	(9,070)	(9,109)
Total lease liabilities	$1,062	$60,049	$61,111
Sales-type Leases—The following table presents the revenue, expenses, and gross margin recognized at the commencement date of sales-type leases for the periods indicated:

	Year Ended December 31,
(Amounts in thousands)	2022	2021
Cash offer program revenue	$216,408	$30,557
Cash offer program expenses	217,609	30,720
Gross Margin	$(1,201)	$(163)
The future maturity of the Company’s customer lease payments of $0.9 million and $11.1 million occurs within the next 180 days as of December 31, 2022 and 2021.